Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
AGL Energy Ltd.	2,948,086	$46,127,488
Alumina Ltd.	11,003,730	17,348,748
Amcor Ltd./Australia	5,219,639	58,891,713
AMP Ltd.	13,204,422	21,097,231
APA Group	5,303,897	35,912,889
Aristocrat Leisure Ltd.	2,562,590	47,039,956
ASX Ltd.	854,599	44,812,467
Aurizon Holdings Ltd.	8,923,210	29,895,668
AusNet Services	7,733,646	9,661,907
Australia & New Zealand Banking Group Ltd.	12,891,530	246,804,778
Bank of Queensland Ltd.	1,735,767	11,325,343
Bendigo & Adelaide Bank Ltd.	2,108,629	15,286,836
BHP Group Ltd.	13,242,286	348,589,869
BHP Group PLC	9,494,253	223,952,763
BlueScope Steel Ltd.	2,450,322	23,196,670
Boral Ltd.	5,208,194	17,779,072
Brambles Ltd.	7,163,109	60,753,150
Caltex Australia Ltd.	1,153,590	22,093,281
Challenger Ltd.	2,454,399	14,200,289
CIMIC Group Ltd.	440,635	15,690,033
Coca-Cola Amatil Ltd.	2,354,287	14,582,174
Cochlear Ltd.	259,446	34,208,538
Coles Group Ltd.(a)	5,096,875	45,237,570
Commonwealth Bank of Australia	7,957,637	417,385,316
Computershare Ltd.	2,047,643	25,697,199
Crown Resorts Ltd.	1,700,151	15,903,498
CSL Ltd.	2,036,152	284,579,772
Dexus	4,558,395	40,105,336
Domino’s Pizza Enterprises Ltd.(b)	271,877	8,228,508
Flight Centre Travel Group Ltd.	247,036	6,676,851
Fortescue Metals Group Ltd.	7,066,708	35,563,409
Goodman Group	7,286,304	67,490,613
GPT Group (The)	8,301,633	33,480,994
Harvey Norman Holdings Ltd.(b)	2,505,890	7,354,925
Incitec Pivot Ltd.	7,339,795	17,409,810
Insurance Australia Group Ltd.	10,356,468	57,440,483
James Hardie Industries PLC	1,969,619	26,728,184
Lendlease Group	2,559,163	23,956,854
Macquarie Group Ltd.	1,460,429	138,461,247
Medibank Pvt Ltd.	12,379,884	24,920,847
Mirvac Group	16,344,813	32,557,166
National Australia Bank Ltd.	12,252,905	218,623,693
Newcrest Mining Ltd.	3,453,474	60,792,510
Oil Search Ltd.	6,200,760	33,955,077
Orica Ltd.	1,704,658	22,316,722
Origin Energy Ltd.	7,857,700	40,760,840
QBE Insurance Group Ltd.	6,050,605	55,065,238
Ramsay Health Care Ltd.	634,056	29,151,036
REA Group Ltd.	247,896	13,941,082
Rio Tinto Ltd.	1,674,910	112,430,322
Santos Ltd.	7,989,964	40,434,670
Scentre Group	23,743,839	63,840,238
Seek Ltd.	1,499,515	19,219,450
Sonic Healthcare Ltd.	1,945,277	35,119,556
South32 Ltd.	22,835,650	53,683,403
Stockland	10,868,638	28,840,094
Suncorp Group Ltd.	5,837,077	54,518,832
Sydney Airport	4,982,138	26,720,890

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	8,465,568	$28,541,173
Telstra Corp. Ltd.	18,712,097	44,516,330
TPG Telecom Ltd.	1,633,616	7,749,792
Transurban Group	12,009,538	113,607,176
Treasury Wine Estates Ltd.	3,230,559	39,109,865
Vicinity Centres	14,440,059	25,815,639
Washington H Soul Pattinson & Co. Ltd.	484,262	7,836,093
Wesfarmers Ltd.	5,096,875	129,183,575
Westpac Banking Corp.	15,440,208	298,967,467
Woodside Petroleum Ltd.	4,195,496	104,506,684
Woolworths Group Ltd.	5,922,078	132,758,934
WorleyParsons Ltd.	1,449,878	14,613,514

		4,525,049,340

Austria — 0.3%
ANDRITZ AG	324,869	15,473,437
Erste Group Bank AG	1,340,101	53,616,115
OMV AG	663,121	35,485,894
Raiffeisen Bank International AG	651,239	17,348,390
Verbund AG	304,968	15,113,415
voestalpine AG	527,601	16,928,425

		153,965,676

Belgium — 1.0%
Ageas	822,621	43,329,856
Anheuser-Busch InBev SA/NV	3,425,182	304,247,708
Colruyt SA	270,721	19,496,303
Groupe Bruxelles Lambert SA	366,090	34,963,829
KBC Group NV	1,113,714	82,402,197
Proximus SADP	673,632	18,835,747
Solvay SA	333,119	40,001,951
Telenet Group Holding NV	236,575	12,545,939
UCB SA	567,850	45,005,488
Umicore SA	935,309	36,162,946

		636,991,964

Denmark — 1.7%
AP Moller — Maersk A/S, Class A	16,923	20,602,333
AP Moller — Maersk A/S, Class B, NVS	30,315	39,463,448
Carlsberg A/S, Class B	481,532	62,149,950
Chr Hansen Holding A/S	441,624	45,013,277
Coloplast A/S, Class B	534,034	57,574,808
Danske Bank A/S	3,211,870	56,917,018
Demant A/S(a)	466,587	14,708,559
DSV A/S	841,767	77,711,484
Genmab A/S(a)	274,211	45,484,700
H Lundbeck A/S	310,505	13,051,031
ISS A/S	740,328	23,004,495
Novo Nordisk A/S, Class B	8,167,548	399,080,839
Novozymes A/S, Class B	987,458	45,981,021
Orsted A/S(c)	843,283	64,509,096
Pandora A/S	493,235	20,672,238
Tryg A/S	543,290	16,588,260
Vestas Wind Systems A/S	878,419	79,380,970

		1,081,893,527

Finland — 1.1%
Elisa OYJ	634,250	26,889,728
Fortum OYJ	1,991,590	42,050,429
Kone OYJ, Class B	1,519,974	83,229,870
Metso OYJ	473,090	17,607,684
Neste OYJ	1,721,811	56,808,442
Nokia OYJ	25,334,778	132,849,444

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokian Renkaat OYJ	526,026	$17,579,416
Nordea Bank Abp	13,654,105	107,359,400
Orion OYJ, Class B	464,226	15,415,255
Sampo OYJ, Class A	1,992,833	91,032,124
Stora Enso OYJ, Class R	2,478,326	30,732,610
UPM-Kymmene OYJ	2,398,935	67,507,929
Wartsila OYJ Abp	1,991,840	31,742,684

		720,805,015

France — 11.2%
Accor SA	835,329	35,161,933
Aeroports de Paris	133,084	27,085,152
Air Liquide SA	1,925,437	255,811,736
Airbus SE	2,617,465	357,522,125
Alstom SA	699,733	30,740,294
Amundi SA(c)	276,952	19,879,856
Arkema SA	308,488	31,619,796
Atos SE	431,524	44,385,652
AXA SA	8,718,831	232,017,118
BioMerieux	185,167	14,681,811
BNP Paribas SA	5,056,321	268,881,206
Bollore SA	3,889,211	18,463,203
Bouygues SA	988,869	37,169,902
Bureau Veritas SA	1,188,475	30,074,858
Capgemini SE	718,712	87,070,329
Carrefour SA	2,660,906	51,798,710
Casino Guichard Perrachon SA(b)	245,675	10,049,476
Cie. de Saint-Gobain	2,236,403	91,330,961
Cie. Generale des Etablissements Michelin SCA	767,619	99,060,212
CNP Assurances	769,249	18,138,538
Covivio	202,487	21,898,484
Credit Agricole SA	5,138,165	70,424,553
Danone SA	2,771,534	223,884,786
Dassault Aviation SA	11,176	16,896,157
Dassault Systemes SE	587,844	92,923,332
Edenred	1,072,244	50,481,924
Eiffage SA	352,594	36,788,679
Electricite de France SA	2,678,269	38,539,743
Engie SA	8,210,378	121,504,161
EssilorLuxottica SA	1,294,223	157,372,356
Eurazeo SE	209,757	16,443,482
Eurofins Scientific SE(b)	52,310	23,918,530
Eutelsat Communications SA	784,782	14,151,246
Faurecia SA	335,837	17,042,157
Gecina SA	205,422	30,641,823
Getlink SE	2,095,037	33,692,497
Hermes International	142,368	100,070,951
ICADE	155,503	13,279,549
Iliad SA	117,544	11,948,059
Imerys SA	157,441	8,377,572
Ingenico Group SA	264,723	22,298,109
Ipsen SA	170,850	19,932,203
JCDecaux SA	333,724	10,920,937
Kering SA	340,593	201,157,360
Klepierre SA	933,107	33,118,381
Legrand SA	1,199,354	88,066,527
L’Oreal SA	1,133,489	311,350,964
LVMH Moet Hennessy Louis Vuitton SE	1,248,621	488,436,231
Natixis SA	4,120,366	24,233,671
Orange SA	8,968,179	140,357,234
Pernod Ricard SA	954,505	166,180,116

Security	Shares	Value

France (continued)
Peugeot SA	2,643,818	$69,214,006
Publicis Groupe SA	951,752	56,403,342
Remy Cointreau SA	103,064	13,721,861
Renault SA	864,071	58,895,951
Rexel SA	1,362,283	18,290,002
Safran SA	1,499,716	218,327,162
Sanofi	5,065,217	439,879,082
Sartorius Stedim Biotech	122,739	16,643,994
Schneider Electric SE	2,472,416	209,087,437
SCOR SE	732,887	29,864,173
SEB SA	101,485	18,561,437
SES SA	1,637,544	27,839,931
Societe BIC SA	119,807	10,318,478
Societe Generale SA	3,450,189	109,116,264
Sodexo SA(b)	403,391	46,225,234
STMicroelectronics NV	3,045,051	55,881,168
Suez	1,675,901	23,524,245
Teleperformance	258,945	49,711,227
Thales SA	477,975	57,021,737
TOTAL SA	10,855,026	602,726,511
Ubisoft Entertainment SA(a)	374,600	35,701,019
Unibail-Rodamco-Westfield	429,925	73,838,485
Unibail-Rodamco-Westfield, New	189,813	32,599,882
Valeo SA	1,070,152	38,821,987
Veolia Environnement SA	2,407,864	56,830,295
Vinci SA	2,282,829	230,304,266
Vivendi SA	4,693,851	136,086,587
Wendel SA	130,684	18,072,872

		7,120,783,277

Germany — 8.3%
1&1 Drillisch AG(b)	237,797	8,858,435
adidas AG	808,355	207,547,168
Allianz SE, Registered	1,908,045	459,316,962
Aroundtown SA	3,563,136	28,854,925
Axel Springer SE(b)	217,887	12,331,397
BASF SE	4,128,775	335,419,965
Bayer AG, Registered	4,192,037	278,780,404
Bayerische Motoren Werke AG	1,496,792	127,318,884
Beiersdorf AG	457,973	50,011,139
Brenntag AG	694,513	37,407,074
Commerzbank AG(a)	4,465,936	40,099,876
Continental AG	494,692	81,696,621
Covestro AG(c)	860,403	47,007,389
Daimler AG, Registered	4,087,792	267,266,673
Delivery Hero SE(a)(c)	408,296	18,801,862
Deutsche Bank AG, Registered(b)	8,776,126	72,477,132
Deutsche Boerse AG	862,240	114,894,599
Deutsche Lufthansa AG, Registered	1,059,866	25,561,293
Deutsche Post AG, Registered	4,446,708	153,987,931
Deutsche Telekom AG, Registered	14,982,703	250,422,821
Deutsche Wohnen SE	1,604,537	72,054,096
E.ON SE	9,894,451	106,096,843
Evonik Industries AG	735,548	21,894,180
Fraport AG Frankfurt Airport Services Worldwide(b)	185,453	15,346,705
Fresenius Medical Care AG & Co. KGaA	969,052	81,407,844
Fresenius SE & Co. KGaA	1,875,168	106,293,964
GEA Group AG(b)	769,395	21,487,555
Hannover Rueck SE	270,293	40,712,115
HeidelbergCement AG	668,176	53,915,416
Henkel AG & Co. KGaA	467,137	44,473,084

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
HOCHTIEF AG	110,848	$16,522,246
HUGO BOSS AG(b)	284,992	19,853,326
Infineon Technologies AG	5,111,190	120,433,588
Innogy SE(a)	628,756	27,269,847
KION Group AG	314,440	21,510,074
LANXESS AG	387,876	22,386,682
Merck KGaA	579,191	61,586,578
METRO AG	800,377	13,544,443
MTU Aero Engines AG	232,997	54,756,837
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	672,210	167,996,187
OSRAM Licht AG(b)	441,771	15,095,386
ProSiebenSat.1 Media SE	1,043,596	16,414,755
Puma SE	37,543	23,204,066
QIAGEN NV(a)(b)	1,037,631	40,037,740
RTL Group SA	176,963	9,935,959
RWE AG	2,310,772	58,967,093
SAP SE	4,417,929	567,305,696
Siemens AG, Registered	3,438,853	411,367,904
Siemens Healthineers AG(c)	666,652	28,405,399
Symrise AG	554,361	53,243,070
Telefonica Deutschland Holding AG	3,355,567	10,890,657
thyssenkrupp AG(b)	1,962,238	27,565,483
TUI AG(b)	1,982,065	22,061,502
Uniper SE	898,179	27,187,988
United Internet AG, Registered(d)	550,645	22,049,275
Volkswagen AG(b)	145,915	26,066,208
Vonovia SE	2,212,437	110,262,449
Wirecard AG(b)	525,016	78,667,172
Zalando SE(a)(b)(c)	498,372	23,424,571

		5,279,756,533

Hong Kong — 4.0%
AIA Group Ltd.	54,289,200	553,244,135
ASM Pacific Technology Ltd.	1,271,900	14,728,645
Bank of East Asia Ltd. (The)	5,389,240	17,001,516
BeiGene Ltd., ADR(a)(b)	145,660	18,095,342
BOC Hong Kong Holdings Ltd.	16,604,000	74,285,620
CK Asset Holdings Ltd.	11,637,184	93,448,720
CK Hutchison Holdings Ltd.	11,994,684	125,979,805
CK Infrastructure Holdings Ltd.	2,964,792	24,072,355
CLP Holdings Ltd.	7,447,000	84,432,999
Dairy Farm International Holdings Ltd.	1,284,500	10,057,635
Galaxy Entertainment Group Ltd.	10,649,000	79,608,924
Hang Lung Group Ltd.	4,593,000	13,669,991
Hang Lung Properties Ltd.	9,516,000	22,366,615
Hang Seng Bank Ltd.	3,419,300	89,782,012
Henderson Land Development Co. Ltd.	6,211,604	38,241,578
HK Electric Investments & HK Electric Investments Ltd.	11,542,500	11,299,156
HKT Trust & HKT Ltd.	16,610,440	25,745,399
Hong Kong & China Gas Co. Ltd.	41,430,131	98,856,916
Hong Kong Exchanges & Clearing Ltd.	5,684,600	197,085,069
Hongkong Land Holdings Ltd.	5,389,600	37,565,512
Hysan Development Co. Ltd.	3,004,797	16,813,749
Jardine Matheson Holdings Ltd.	951,000	62,575,800
Jardine Strategic Holdings Ltd.	1,043,700	39,472,734
Kerry Properties Ltd.	2,867,500	12,244,277
Link REIT	9,528,258	111,126,980
Melco Resorts & Entertainment Ltd., ADR	1,139,628	28,604,663
MGM China Holdings Ltd.	4,192,000	8,634,706

Security	Shares	Value

Hong Kong (continued)
Minth Group Ltd.(b)	3,188,000	$10,057,231
MTR Corp. Ltd.	6,776,000	40,334,362
New World Development Co. Ltd.	26,946,132	44,581,639
NWS Holdings Ltd.	6,434,000	13,367,604
PCCW Ltd.	18,533,000	11,173,565
Power Assets Holdings Ltd.	6,248,000	43,562,546
Sands China Ltd.	10,785,600	59,252,474
Shangri-La Asia Ltd.	6,264,666	8,879,482
Sino Land Co. Ltd.	13,914,000	24,474,622
SJM Holdings Ltd.	8,882,000	10,721,256
Sun Hung Kai Properties Ltd.	7,134,500	123,130,917
Swire Pacific Ltd., Class A	2,377,500	30,092,251
Swire Properties Ltd.	5,215,855	21,174,826
Techtronic Industries Co. Ltd.	6,169,033	44,584,619
WH Group Ltd.(c)	39,232,000	46,505,927
Wharf Holdings Ltd. (The)	5,347,912	15,371,481
Wharf Real Estate Investment Co. Ltd.	5,402,912	41,389,223
Wheelock & Co. Ltd.	3,682,000	26,211,500
Wynn Macau Ltd.	6,977,200	20,010,070
Yue Yuen Industrial Holdings Ltd.	3,248,500	10,496,530

		2,554,412,978

Ireland — 0.6%
AIB Group PLC	3,569,422	16,553,048
Bank of Ireland Group PLC	4,097,806	26,130,833
CRH PLC	3,680,370	123,449,061
Irish Bank Resolution Corp. Ltd.(a)(e)	3,570,811	40
Kerry Group PLC, Class A	711,053	79,528,375
Kingspan Group PLC	688,644	36,180,283
Paddy Power Betfair PLC	370,243	30,987,088
Ryanair Holdings PLC(a)	173,066	2,314,855
Ryanair Holdings PLC, ADR(a)	80,150	6,222,846
Smurfit Kappa Group PLC	1,009,875	29,573,085

		350,939,514

Israel — 0.5%
Azrieli Group Ltd.	190,802	10,851,499
Bank Hapoalim BM	4,705,911	34,565,772
Bank Leumi Le-Israel BM	6,698,212	45,777,006
Bezeq The Israeli Telecommunication Corp. Ltd.	9,990,795	6,825,147
Check Point Software Technologies Ltd.(a)(b)	567,435	68,523,451
Elbit Systems Ltd.(b)	101,868	14,167,035
Israel Chemicals Ltd.	3,144,218	16,633,533
Mizrahi Tefahot Bank Ltd.	605,470	13,079,564
Nice Ltd.(a)	278,730	38,423,097
Teva Pharmaceutical Industries Ltd., ADR(a)	4,350,467	66,214,108
Wix.com Ltd.(a)	194,191	26,052,665

		341,112,877

Italy — 2.3%
Assicurazioni Generali SpA	5,276,836	102,307,929
Atlantia SpA	2,227,254	60,704,783
CNH Industrial NV	4,534,912	49,135,468
Davide Campari-Milano SpA	2,596,247	26,142,895
Enel SpA	36,561,268	231,053,705
Eni SpA	11,435,554	195,031,330
Ferrari NV	550,459	74,490,641
Fiat Chrysler Automobiles NV	4,879,270	75,100,268
Intesa Sanpaolo SpA	66,902,329	175,222,367
Leonardo SpA	1,948,327	22,479,042
Mediobanca Banca di Credito Finanziario SpA	2,738,574	29,003,198
Moncler SpA	802,274	32,880,414

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Pirelli & C SpA(a)(c)	1,749,846	$12,762,536
Poste Italiane SpA(c)	2,397,094	25,547,898
Prysmian SpA	1,081,483	20,834,600
Recordati SpA	466,086	18,799,119
Snam SpA	10,066,995	51,186,829
Telecom Italia SpA/Milano(a)(b)	51,144,374	28,578,520
Tenaris SA	2,096,239	29,083,792
Terna Rete Elettrica Nazionale SpA	6,278,856	37,561,998
UniCredit SpA	8,947,475	123,638,340

		1,421,545,672

Japan — 23.5%
ABC-Mart Inc.	160,000	9,941,190
Acom Co. Ltd.	1,831,170	6,412,178
Aeon Co. Ltd.	2,728,600	50,333,636
AEON Financial Service Co. Ltd.	475,990	9,825,374
Aeon Mall Co. Ltd.	477,410	7,304,212
AGC Inc./Japan	867,900	29,494,963
Air Water Inc.	634,000	9,631,677
Aisin Seiki Co. Ltd.	786,500	30,400,741
Ajinomoto Co. Inc.	1,990,100	32,029,219
Alfresa Holdings Corp.	795,300	22,100,593
Alps Alpine Co. Ltd.	951,000	20,040,377
Amada Holdings Co. Ltd.	1,426,700	15,833,007
ANA Holdings Inc.	502,200	17,531,345
Aozora Bank Ltd.	476,000	11,577,859
Asahi Group Holdings Ltd.	1,621,300	70,296,365
Asahi Intecc Co. Ltd.	475,900	23,971,259
Asahi Kasei Corp.	5,552,600	56,984,259
Asics Corp.	690,500	8,462,694
Astellas Pharma Inc.	8,363,550	113,316,246
Bandai Namco Holdings Inc.	877,700	41,767,093
Bank of Kyoto Ltd. (The)	287,800	12,403,502
Benesse Holdings Inc.	317,300	8,731,982
Bridgestone Corp.	2,694,600	106,598,497
Brother Industries Ltd.	1,028,900	20,166,902
Calbee Inc.	337,300	9,267,232
Canon Inc.	4,409,400	122,295,278
Casio Computer Co. Ltd.	951,200	11,965,263
Central Japan Railway Co.	634,000	136,021,818
Chiba Bank Ltd. (The)	3,011,600	15,710,344
Chubu Electric Power Co. Inc.	2,792,000	40,510,635
Chugai Pharmaceutical Co. Ltd.	978,700	61,863,506
Chugoku Electric Power Co. Inc. (The)	1,230,400	14,659,850
Coca-Cola Bottlers Japan Holdings Inc.	589,000	14,474,460
Concordia Financial Group Ltd.	5,209,700	20,207,321
Credit Saison Co. Ltd.	654,600	8,322,457
CyberAgent Inc.	476,200	18,941,109
Dai Nippon Printing Co. Ltd.	1,109,500	26,229,526
Daicel Corp.	1,259,300	14,043,103
Daifuku Co. Ltd.	476,400	29,001,051
Dai-ichi Life Holdings Inc.	4,755,052	68,097,041
Daiichi Sankyo Co. Ltd.	2,537,195	124,860,748
Daikin Industries Ltd.	1,109,500	140,461,953
Daito Trust Construction Co. Ltd.	317,000	42,309,360
Daiwa House Industry Co. Ltd.	2,515,000	70,250,640
Daiwa House REIT Investment Corp.	8,354	19,164,507
Daiwa Securities Group Inc.	7,132,500	32,987,212
DeNA Co. Ltd.	464,000	7,228,193
Denso Corp.	1,910,800	83,260,268
Dentsu Inc.	951,000	38,723,098

Security	Shares	Value

Japan (continued)
Disco Corp.	158,900	$27,221,657
East Japan Railway Co.	1,393,500	130,935,825
Eisai Co. Ltd.	1,127,300	65,325,200
Electric Power Development Co. Ltd.	634,000	14,686,599
FamilyMart UNY Holdings Co. Ltd.	1,138,600	30,342,220
FANUC Corp.	876,100	163,420,673
Fast Retailing Co. Ltd.	271,700	156,762,667
Fuji Electric Co. Ltd.	512,900	18,075,264
FUJIFILM Holdings Corp.	1,705,900	79,401,891
Fujitsu Ltd.	885,900	64,707,488
Fukuoka Financial Group Inc.	701,200	16,218,103
Hakuhodo DY Holdings Inc.	1,025,320	17,242,867
Hamamatsu Photonics KK	634,000	25,644,624
Hankyu Hanshin Holdings Inc.	1,031,500	38,435,241
Hikari Tsushin Inc.	101,200	18,663,506
Hino Motors Ltd.	1,109,500	10,440,009
Hirose Electric Co. Ltd.	158,648	18,318,413
Hisamitsu Pharmaceutical Co. Inc.	316,900	13,401,562
Hitachi Chemical Co. Ltd.	442,400	11,717,890
Hitachi Construction Machinery Co. Ltd.	475,900	12,605,208
Hitachi High-Technologies Corp.	317,700	14,120,000
Hitachi Ltd.	4,279,500	141,747,030
Hitachi Metals Ltd.	957,600	11,014,012
Honda Motor Co. Ltd.	7,328,500	204,046,496
Hoshizaki Corp.	244,200	15,786,667
Hoya Corp.	1,698,700	119,194,976
Hulic Co. Ltd.	1,311,200	11,278,380
Idemitsu Kosan Co. Ltd.	986,483	31,930,606
IHI Corp.	639,500	15,141,293
Iida Group Holdings Co. Ltd.	648,080	10,933,713
Inpex Corp.	4,525,943	43,928,569
Isetan Mitsukoshi Holdings Ltd.	1,427,400	13,572,315
Isuzu Motors Ltd.	2,445,100	35,027,224
ITOCHU Corp.	6,055,800	108,746,128
J Front Retailing Co. Ltd.	1,021,800	12,431,327
Japan Airlines Co. Ltd.	504,700	16,898,104
Japan Airport Terminal Co. Ltd.	175,400	7,378,218
Japan Exchange Group Inc.	2,307,800	37,463,546
Japan Post Bank Co. Ltd.	1,743,500	19,145,235
Japan Post Holdings Co. Ltd.	7,075,400	78,964,958
Japan Prime Realty Investment Corp.	3,281	13,109,270
Japan Real Estate Investment Corp.	6,232	34,524,301
Japan Retail Fund Investment Corp.	11,095	21,218,721
Japan Tobacco Inc.	4,883,500	112,950,806
JFE Holdings Inc.	2,285,875	39,098,468
JGC Corp.	951,100	13,560,914
JSR Corp.	858,600	13,012,945
JTEKT Corp.	951,600	12,209,530
JXTG Holdings Inc.	14,616,050	70,957,560
Kajima Corp.	1,920,100	28,359,726
Kakaku.com Inc.	604,800	12,381,091
Kamigumi Co. Ltd.	475,900	11,331,868
Kaneka Corp.	217,200	8,346,721
Kansai Electric Power Co. Inc. (The)	3,132,100	37,838,299
Kansai Paint Co. Ltd.	792,500	15,049,495
Kao Corp.	2,219,000	170,486,941
Kawasaki Heavy Industries Ltd.	620,900	14,416,587
KDDI Corp.	7,892,800	180,037,337
Keihan Holdings Co. Ltd.	434,400	18,429,091
Keikyu Corp.	1,101,800	18,756,568

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keio Corp.	475,500	$28,604,714
Keisei Electric Railway Co. Ltd.	634,100	22,147,241
Keyence Corp.	444,146	275,639,699
Kikkoman Corp.	634,200	29,382,465
Kintetsu Group Holdings Co. Ltd.	793,300	35,150,936
Kirin Holdings Co. Ltd.	3,647,000	82,501,607
Kobayashi Pharmaceutical Co. Ltd.	221,300	17,604,651
Kobe Steel Ltd.	1,317,400	10,042,403
Koito Manufacturing Co. Ltd.	476,500	28,322,604
Komatsu Ltd.	4,111,900	105,294,176
Konami Holdings Corp.	440,100	19,994,667
Konica Minolta Inc.	2,024,000	20,244,543
Kose Corp.	148,700	27,837,441
Kubota Corp.	4,366,500	65,982,667
Kuraray Co. Ltd.	1,562,900	20,866,732
Kurita Water Industries Ltd.	447,100	11,585,460
Kyocera Corp.	1,426,600	92,096,557
Kyowa Hakko Kirin Co. Ltd.	1,167,900	22,608,237
Kyushu Electric Power Co. Inc.	1,828,300	17,679,723
Kyushu Railway Co.	654,000	21,256,835
Lawson Inc.	265,400	12,367,461
LINE Corp.(a)(b)	317,800	10,657,535
Lion Corp.	964,700	19,818,035
LIXIL Group Corp.	1,161,880	15,095,312
M3 Inc.	1,903,200	33,646,696
Makita Corp.	1,035,300	37,647,273
Marubeni Corp.	7,199,400	51,396,121
Marui Group Co. Ltd.	933,100	18,909,151
Maruichi Steel Tube Ltd.	192,400	5,303,416
Mazda Motor Corp.	2,536,000	29,953,832
McDonald’s Holdings Co. Japan Ltd.	317,000	14,658,137
Mebuki Financial Group Inc.	4,596,090	11,678,505
Medipal Holdings Corp.	878,200	19,673,257
MEIJI Holdings Co. Ltd.	517,004	40,617,598
MINEBEA MITSUMI Inc.	1,637,200	28,958,779
MISUMI Group Inc.(b)	1,235,100	31,915,760
Mitsubishi Chemical Holdings Corp.	5,589,500	39,602,015
Mitsubishi Corp.	5,995,900	164,520,497
Mitsubishi Electric Corp.	8,068,600	114,608,532
Mitsubishi Estate Co. Ltd.	5,230,700	88,082,405
Mitsubishi Gas Chemical Co. Inc.	780,000	11,625,589
Mitsubishi Heavy Industries Ltd.	1,389,300	57,642,696
Mitsubishi Materials Corp.	482,800	12,501,865
Mitsubishi Motors Corp.	2,959,500	16,554,599
Mitsubishi Tanabe Pharma Corp.	1,109,500	13,926,653
Mitsubishi UFJ Financial Group Inc.	52,619,980	259,804,507
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,888,000	9,560,781
Mitsui & Co. Ltd.	7,451,300	120,023,634
Mitsui Chemicals Inc.	793,100	19,354,844
Mitsui Fudosan Co. Ltd.	3,944,500	90,913,863
Mitsui OSK Lines Ltd.	484,600	12,270,007
Mizuho Financial Group Inc.	108,992,460	169,788,479
MonotaRO Co. Ltd.	540,600	12,435,620
MS&AD Insurance Group Holdings Inc.	2,095,288	64,678,789
Murata Manufacturing Co. Ltd.	2,377,500	127,226,936
Nabtesco Corp.	478,400	14,561,401
Nagoya Railroad Co. Ltd.	873,500	23,607,048
NEC Corp.	1,379,000	46,369,068
Nexon Co. Ltd.(a)	1,965,000	28,158,384
NGK Insulators Ltd.	1,204,200	17,775,127

Security	Shares	Value

Japan (continued)
NGK Spark Plug Co. Ltd.	744,800	$14,424,544
NH Foods Ltd.	405,300	16,266,586
Nidec Corp.	1,004,600	142,380,346
Nikon Corp.	1,427,700	19,869,226
Nintendo Co. Ltd.	507,800	173,256,117
Nippon Building Fund Inc.	6,342	40,827,960
Nippon Electric Glass Co. Ltd.	350,500	9,598,429
Nippon Express Co. Ltd.	332,600	18,216,476
Nippon Paint Holdings Co. Ltd.	690,100	26,116,916
Nippon Prologis REIT Inc.	7,928	17,012,723
Nippon Steel Corp.	3,487,135	62,009,166
Nippon Telegraph & Telephone Corp.	2,876,100	119,201,595
Nippon Yusen KK	642,200	10,932,536
Nissan Chemical Corp.	587,800	26,018,891
Nissan Motor Co. Ltd.	10,411,300	83,505,403
Nisshin Seifun Group Inc.	943,797	21,896,938
Nissin Foods Holdings Co. Ltd.	317,800	20,915,591
Nitori Holdings Co. Ltd.	343,900	40,912,907
Nitto Denko Corp.	720,500	38,750,123
Nomura Holdings Inc.	15,861,700	59,501,847
Nomura Real Estate Holdings Inc.	525,600	11,113,697
Nomura Real Estate Master Fund Inc.	16,854	24,681,368
Nomura Research Institute Ltd.	543,157	26,481,190
NSK Ltd.	1,743,000	17,997,306
NTT Data Corp.	2,753,655	31,993,083
NTT DOCOMO Inc.	5,978,417	129,391,463
Obayashi Corp.	2,853,000	27,896,000
Obic Co. Ltd.	318,000	36,718,115
Odakyu Electric Railway Co. Ltd.	1,373,300	32,231,706
Oji Holdings Corp.	3,799,200	22,718,448
Olympus Corp.	5,143,600	57,451,299
Omron Corp.	858,500	45,863,749
Ono Pharmaceutical Co. Ltd.	1,682,100	31,406,752
Oracle Corp. Japan	159,400	10,891,439
Oriental Land Co. Ltd./Japan	908,300	100,065,912
ORIX Corp.	5,864,500	82,748,029
Osaka Gas Co. Ltd.	1,610,800	29,721,158
Otsuka Corp.	457,200	17,939,071
Otsuka Holdings Co. Ltd.	1,743,000	62,114,182
Pan Pacific International Holdings Corp.	504,100	32,452,498
Panasonic Corp.	9,977,168	91,462,972
Park24 Co. Ltd.	482,100	10,098,669
Persol Holdings Co. Ltd.	793,400	14,845,752
Pigeon Corp.	510,000	21,590,572
Pola Orbis Holdings Inc.	418,500	13,151,515
Rakuten Inc.	3,962,700	43,941,051
Recruit Holdings Co. Ltd.	4,913,800	146,873,537
Renesas Electronics Corp.(a)	3,624,900	19,300,253
Resona Holdings Inc.	9,498,200	40,056,606
Ricoh Co. Ltd.	3,071,400	30,969,088
Rinnai Corp.	158,600	10,651,654
Rohm Co. Ltd.	453,700	33,200,045
Ryohin Keikaku Co. Ltd.	127,500	24,200,673
Sankyo Co. Ltd.	234,200	9,220,804
Santen Pharmaceutical Co. Ltd.	1,585,300	24,112,217
SBI Holdings Inc./Japan	1,013,780	21,599,999
Secom Co. Ltd.	943,400	79,097,367
Sega Sammy Holdings Inc.	793,038	9,997,085
Seibu Holdings Inc.	988,500	16,037,886
Seiko Epson Corp.	1,269,900	20,284,194

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui Chemical Co. Ltd.	1,820,400	$29,110,055
Sekisui House Ltd.	2,694,500	43,353,930
Seven & i Holdings Co. Ltd.	3,377,980	117,042,647
Seven Bank Ltd.	2,757,000	7,475,771
SG Holdings Co. Ltd.	475,500	12,701,347
Sharp Corp./Japan	918,500	10,193,185
Shimadzu Corp.	1,087,100	29,028,376
Shimamura Co. Ltd.	118,200	8,798,007
Shimano Inc.	335,300	49,041,859
Shimizu Corp.	2,382,300	20,299,014
Shin-Etsu Chemical Co. Ltd.	1,601,000	149,929,787
Shinsei Bank Ltd.(a)	752,600	10,419,836
Shionogi & Co. Ltd.	1,268,400	73,752,264
Shiseido Co. Ltd.	1,704,700	133,437,258
Shizuoka Bank Ltd. (The)	2,300,800	17,559,416
Showa Denko KK	634,000	21,432,189
SMC Corp./Japan	263,500	108,972,480
Softbank Corp.	7,449,500	87,755,277
SoftBank Group Corp.	3,700,800	383,952,808
Sohgo Security Services Co. Ltd.	327,100	14,552,462
Sompo Holdings Inc.	1,484,450	55,459,452
Sony Corp.	5,674,800	265,562,807
Sony Financial Holdings Inc.	729,600	14,850,758
Stanley Electric Co. Ltd.	635,900	17,185,715
Subaru Corp.	2,738,800	66,899,263
SUMCO Corp.	1,109,700	14,546,909
Sumitomo Chemical Co. Ltd.	6,901,300	34,204,423
Sumitomo Corp.	4,946,900	70,600,202
Sumitomo Dainippon Pharma Co. Ltd.	711,800	15,658,002
Sumitomo Electric Industries Ltd.	3,328,700	44,068,850
Sumitomo Heavy Industries Ltd.	475,900	16,771,336
Sumitomo Metal Mining Co. Ltd.	1,038,900	32,451,925
Sumitomo Mitsui Financial Group Inc.	5,947,000	214,706,056
Sumitomo Mitsui Trust Holdings Inc.	1,431,060	49,648,627
Sumitomo Realty & Development Co. Ltd.	1,585,100	58,394,301
Sumitomo Rubber Industries Ltd.	730,900	8,970,957
Sundrug Co. Ltd.	317,000	8,470,411
Suntory Beverage & Food Ltd.	613,200	26,978,047
Suzuken Co. Ltd./Aichi Japan	317,224	18,228,809
Suzuki Motor Corp.	1,546,700	70,339,264
Sysmex Corp.	732,600	41,782,044
T&D Holdings Inc.	2,390,600	25,682,181
Taiheiyo Cement Corp.	576,800	18,488,673
Taisei Corp.	928,400	40,637,037
Taisho Pharmaceutical Holdings Co. Ltd.	158,900	14,666,595
Taiyo Nippon Sanso Corp.	629,900	10,457,330
Takashimaya Co. Ltd.	765,900	8,589,083
Takeda Pharmaceutical Co. Ltd.	6,640,610	245,173,408
TDK Corp.	634,000	55,160,135
Teijin Ltd.	870,300	14,901,568
Terumo Corp.	2,853,000	85,737,293
THK Co. Ltd.	504,800	13,171,257
Tobu Railway Co. Ltd.	874,100	24,643,538
Toho Co. Ltd./Tokyo	479,600	20,045,235
Toho Gas Co. Ltd.	317,400	13,052,229
Tohoku Electric Power Co. Inc.	1,903,600	21,740,778
Tokio Marine Holdings Inc.	2,911,700	146,454,262
Tokyo Century Corp.	159,400	7,327,749
Tokyo Electric Power Co. Holdings Inc.(a)	6,506,300	36,686,477
Tokyo Electron Ltd.	697,600	110,519,883

Security	Shares	Value

Japan (continued)
Tokyo Gas Co. Ltd.	1,735,600	$44,054,242
Tokyu Corp.	2,375,800	38,652,746
Tokyu Fudosan Holdings Corp.	2,480,900	13,944,273
Toppan Printing Co. Ltd.	1,268,500	20,512,400
Toray Industries Inc.	6,077,000	41,359,066
Toshiba Corp.	2,919,600	96,992,323
Tosoh Corp.	1,240,800	19,886,222
TOTO Ltd.	637,800	26,857,751
Toyo Seikan Group Holdings Ltd.	651,600	12,982,271
Toyo Suisan Kaisha Ltd.	354,500	13,479,753
Toyoda Gosei Co. Ltd.	257,800	5,346,963
Toyota Industries Corp.	703,000	39,765,657
Toyota Motor Corp.	10,238,364	634,755,586
Toyota Tsusho Corp.	952,200	31,462,141
Trend Micro Inc./Japan	511,200	25,519,838
Tsuruha Holdings Inc.	158,700	13,493,953
Unicharm Corp.	1,815,600	59,484,843
United Urban Investment Corp.	13,810	22,046,402
USS Co. Ltd.	951,780	18,168,209
Welcia Holdings Co. Ltd.	190,300	7,475,309
West Japan Railway Co.	723,900	53,700,218
Yahoo Japan Corp.	13,037,322	34,649,134
Yakult Honsha Co. Ltd.	494,100	33,494,545
Yamada Denki Co. Ltd.(b)	2,866,150	13,561,940
Yamaguchi Financial Group Inc.	1,127,000	8,297,553
Yamaha Corp.	634,000	32,731,762
Yamaha Motor Co. Ltd.	1,232,700	25,323,615
Yamato Holdings Co. Ltd.	1,367,500	29,621,493
Yamazaki Baking Co. Ltd.	613,800	9,104,356
Yaskawa Electric Corp.	1,057,500	38,881,818
Yokogawa Electric Corp.	1,015,900	21,143,490
Yokohama Rubber Co. Ltd. (The)	563,900	10,597,016
ZOZO Inc.	905,500	15,975,825

		14,882,362,925

Malta — 0.0%
BGP Holdings PLC(a)(e)	33,026,812	370

Netherlands — 3.7%
ABN AMRO Group NV, CVA(c)	1,892,292	44,470,926
Adyen NV(a)(b)(c)	46,294	37,645,370
Aegon NV	8,019,792	41,847,129
AerCap Holdings NV(a)(b)	576,947	28,639,649
Akzo Nobel NV	1,006,819	85,415,537
ArcelorMittal	2,985,769	64,674,446
ASML Holding NV	1,836,881	381,951,454
EXOR NV	487,508	32,431,365
Heineken Holding NV	517,905	52,556,708
Heineken NV	1,165,169	125,670,728
ING Groep NV	17,493,854	222,638,607
Koninklijke Ahold Delhaize NV	5,321,118	127,974,135
Koninklijke DSM NV	815,547	93,089,269
Koninklijke KPN NV	15,068,929	46,204,904
Koninklijke Philips NV	4,163,464	177,144,557
Koninklijke Vopak NV	314,283	14,000,631
NN Group NV	1,379,826	60,030,153
NXP Semiconductors NV(b)	1,534,301	162,052,872
Randstad NV	532,153	30,367,882
Unilever NV, CVA	6,931,922	419,194,139
Wolters Kluwer NV	1,257,392	87,621,565

		2,335,622,026

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	3,264,073	$36,505,113
Auckland International Airport Ltd.	4,329,106	23,010,037
Fisher & Paykel Healthcare Corp. Ltd.	2,576,710	27,168,032
Fletcher Building Ltd.	3,788,540	13,037,141
Meridian Energy Ltd.	5,742,780	15,549,233
Ryman Healthcare Ltd.	1,792,558	14,524,804
Spark New Zealand Ltd.	8,254,107	20,202,119

		149,996,479

Norway — 0.7%
Aker BP ASA	492,787	16,212,536
DNB ASA	4,293,056	82,237,031
Equinor ASA	5,227,547	116,338,990
Gjensidige Forsikring ASA	894,543	17,332,256
Mowi ASA	2,021,636	43,693,989
Norsk Hydro ASA	6,034,805	25,793,165
Orkla ASA	3,642,057	28,487,856
Schibsted ASA, Class B	435,376	10,391,628
Telenor ASA	3,296,763	66,030,570
Yara International ASA	793,711	35,713,553

		442,231,574

Portugal — 0.2%
EDP — Energias de Portugal SA	11,486,653	43,498,200
Galp Energia SGPS SA	2,246,932	37,696,526
Jeronimo Martins SGPS SA	1,128,105	18,357,170

		99,551,896

Singapore — 1.4%
Ascendas REIT	11,729,156	25,850,329
CapitaLand Commercial Trust	11,470,852	16,348,408
CapitaLand Ltd.	11,480,000	29,771,084
CapitaLand Mall Trust	11,571,100	20,571,600
City Developments Ltd.	1,854,200	12,177,893
ComfortDelGro Corp. Ltd.	9,721,600	19,211,801
DBS Group Holdings Ltd.	7,907,600	164,112,327
Genting Singapore Ltd.	27,420,700	19,842,337
Golden Agri-Resources Ltd.	29,589,594	6,303,984
Jardine Cycle & Carriage Ltd.	470,154	12,268,491
Keppel Corp. Ltd.	6,430,900	31,984,420
Oversea-Chinese Banking Corp. Ltd.	15,215,198	135,251,172
SATS Ltd.	3,016,000	11,588,069
Sembcorp Industries Ltd.(b)	4,287,800	8,379,039
Singapore Airlines Ltd.	2,493,100	17,729,362
Singapore Exchange Ltd.	3,650,100	19,789,699
Singapore Press Holdings Ltd.(b)	6,794,750	12,529,256
Singapore Technologies Engineering Ltd.	6,935,600	20,177,032
Singapore Telecommunications Ltd.	37,224,885	86,690,336
Suntec REIT(b)	10,414,600	14,154,430
United Overseas Bank Ltd.	6,606,000	135,060,961
UOL Group Ltd.	2,102,500	11,708,015
Venture Corp. Ltd.	1,209,400	15,077,519
Wilmar International Ltd.	8,557,100	22,882,636
Yangzijiang Shipbuilding Holdings Ltd.	10,998,200	12,685,259

		882,145,459

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	1,154,046	52,936,407
Aena SME SA(c)	303,421	56,226,290
Amadeus IT Group SA	1,972,609	156,783,130
Banco Bilbao Vizcaya Argentaria SA	29,736,894	180,561,103
Banco de Sabadell SA	24,843,299	28,844,208
Banco Santander SA	72,572,928	366,931,673

Security	Shares	Value

Spain (continued)
Bankia SA	5,434,235	$15,012,220
Bankinter SA	3,004,087	23,964,043
CaixaBank SA	16,017,987	50,963,931
Enagas SA	1,074,479	30,585,898
Endesa SA	1,427,614	35,534,397
Ferrovial SA	2,221,641	54,675,884
Grifols SA	1,335,511	37,028,554
Iberdrola SA	27,753,572	251,875,690
Industria de Diseno Textil SA	4,870,909	147,224,659
Mapfre SA	4,845,157	14,525,170
Naturgy Energy Group SA	1,571,121	44,582,347
Red Electrica Corp. SA	2,186,157	45,288,757
Repsol SA	6,243,731	105,869,949
Siemens Gamesa Renewable Energy SA	1,071,664	19,204,221
Telefonica SA	21,005,853	174,958,730

		1,893,577,261

Sweden — 2.5%
Alfa Laval AB	1,313,004	30,439,904
Assa Abloy AB, Class B	4,505,561	96,018,288
Atlas Copco AB, Class A	3,012,762	93,550,652
Atlas Copco AB, Class B	1,754,125	49,873,773
Boliden AB	1,223,385	36,289,243
Electrolux AB, Series B	1,080,051	26,504,807
Epiroc AB, Class A(a)	3,025,859	31,255,454
Epiroc AB, Class B(a)	1,753,018	17,324,025
Essity AB, Class B	2,726,053	80,805,501
Hennes & Mauritz AB, Class B	3,917,934	68,238,683
Hexagon AB, Class B	1,152,856	62,816,027
Husqvarna AB, Class B	1,843,553	16,805,056
ICA Gruppen AB(b)	362,102	13,083,481
Industrivarden AB, Class C	748,500	16,817,394
Investor AB, Class B	2,047,506	97,499,260
Kinnevik AB, Class B	1,084,118	31,530,970
L E Lundbergforetagen AB, Class B	341,638	11,664,882
Lundin Petroleum AB	846,823	27,684,667
Millicom International Cellular SA, SDR(a)	296,401	17,319,262
Sandvik AB	5,071,875	93,709,223
Securitas AB, Class B	1,378,196	24,064,936
Skandinaviska Enskilda Banken AB, Class A	7,258,828	69,192,051
Skanska AB, Class B	1,533,629	26,666,057
SKF AB, Class B	1,704,882	31,517,757
Svenska Handelsbanken AB, Class A	6,818,766	74,343,112
Swedbank AB, Class A	4,049,682	65,621,819
Swedish Match AB	802,642	39,056,485
Tele2 AB, Class B	2,244,677	29,915,490
Telefonaktiebolaget LM Ericsson, Class B	13,811,132	136,559,769
Telia Co. AB	12,632,646	53,736,715
Volvo AB, Class B	7,033,957	112,462,812

		1,582,367,555

Switzerland — 8.7%
ABB Ltd., Registered	8,284,380	170,484,248
Adecco Group AG, Registered	720,605	41,383,518
Alcon Inc.(a)	1,943,129	111,896,771
Baloise Holding AG, Registered	218,732	37,478,515
Barry Callebaut AG, Registered	9,781	17,911,036
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4,761	31,654,343
Chocoladefabriken Lindt & Spruengli AG, Registered	494	37,474,190
Cie. Financiere Richemont SA, Registered	2,346,511	171,555,515

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Clariant AG, Registered	928,235	$19,074,819
Coca-Cola HBC AG(a)	916,421	32,746,517
Credit Suisse Group AG, Registered	11,447,336	152,780,932
Dufry AG, Registered	144,530	14,118,269
EMS-Chemie Holding AG, Registered	36,022	21,811,162
Geberit AG, Registered	166,116	69,657,867
Givaudan SA, Registered	41,232	106,782,383
Julius Baer Group Ltd.	995,976	48,010,148
Kuehne + Nagel International AG, Registered	242,375	35,214,542
LafargeHolcim Ltd., Registered	2,173,613	111,730,961
Lonza Group AG, Registered	332,559	102,704,924
Nestle SA, Registered	13,768,896	1,324,867,765
Novartis AG, Registered	9,745,803	795,827,544
Pargesa Holding SA, Bearer	173,549	13,659,107
Partners Group Holding AG	78,485	59,121,772
Roche Holding AG, NVS	3,158,182	832,470,741
Schindler Holding AG, Participation Certificates, NVS	182,627	39,392,949
Schindler Holding AG, Registered	90,459	19,210,331
SGS SA, Registered	23,875	63,002,821
Sika AG, Registered	579,066	88,649,947
Sonova Holding AG, Registered	247,426	49,897,981
Straumann Holding AG, Registered	46,331	37,401,257
Swatch Group AG (The), Bearer	141,386	43,178,924
Swatch Group AG (The), Registered	250,925	14,725,530
Swiss Life Holding AG, Registered	153,370	72,109,487
Swiss Prime Site AG, Registered	339,003	27,213,391
Swiss Re AG	1,369,956	131,833,057
Swisscom AG, Registered	116,472	54,258,350
Temenos AG, Registered	270,109	44,903,302
UBS Group AG, Registered	17,334,655	232,461,296
Vifor Pharma AG	203,756	26,634,249
Zurich Insurance Group AG	679,780	216,742,416

		5,522,032,877

United Kingdom — 16.4%
3i Group PLC	4,298,545	59,988,664
Admiral Group PLC	917,148	26,351,907
Anglo American PLC	4,736,523	122,346,866
Antofagasta PLC	1,772,662	20,983,253
Ashtead Group PLC	2,175,358	60,177,918
Associated British Foods PLC	1,601,442	53,424,755
AstraZeneca PLC	5,694,613	425,085,800
Auto Trader Group PLC(c)	4,222,934	31,126,561
Aviva PLC	17,538,109	98,198,979
Babcock International Group PLC	1,107,283	7,578,425
BAE Systems PLC	14,364,263	92,506,305
Barclays PLC	76,770,124	164,413,690
Barratt Developments PLC	4,559,141	35,768,131
Berkeley Group Holdings PLC	566,016	27,715,029
BP PLC	90,158,997	657,025,036
British American Tobacco PLC	10,311,026	401,914,902
British Land Co. PLC (The)	4,267,131	33,043,304
BT Group PLC	37,911,092	113,202,920
Bunzl PLC	1,507,560	45,379,487
Burberry Group PLC	1,850,651	48,662,169
Carnival PLC	776,037	40,821,316
Centrica PLC	25,527,125	35,358,341
Coca-Cola European Partners PLC(a)	981,693	52,608,928
Compass Group PLC	7,128,986	161,989,247
ConvaTec Group PLC(c)	6,067,701	10,959,525
Croda International PLC	575,892	38,896,962

Security	Shares	Value

United Kingdom (continued)
DCC PLC	441,654	$39,428,201
Diageo PLC	10,910,230	459,904,660
Direct Line Insurance Group PLC	6,161,796	26,460,129
easyJet PLC	711,567	10,793,026
Experian PLC	4,091,467	118,677,969
Ferguson PLC	1,042,229	73,913,385
Fresnillo PLC	977,429	9,541,400
G4S PLC	6,974,777	19,658,350
GlaxoSmithKline PLC	22,301,724	457,444,723
Glencore PLC	50,862,656	201,805,677
GVC Holdings PLC	2,442,572	20,786,844
Hammerson PLC	3,505,413	14,710,289
Hargreaves Lansdown PLC	1,264,843	37,215,959
HSBC Holdings PLC	90,058,300	783,205,492
Imperial Brands PLC	4,287,269	136,150,442
Informa PLC	5,608,932	56,961,140
InterContinental Hotels Group PLC	768,179	49,751,371
Intertek Group PLC	723,263	50,444,180
Investec PLC	2,941,806	18,600,165
ITV PLC	16,285,634	29,011,845
J Sainsbury PLC	7,917,705	22,966,265
John Wood Group PLC	3,039,985	18,646,276
Johnson Matthey PLC	869,978	37,846,482
Kingfisher PLC	9,513,831	32,755,548
Land Securities Group PLC	3,301,376	39,724,435
Legal & General Group PLC	26,794,345	97,176,513
Lloyds Banking Group PLC	319,968,991	260,996,742
London Stock Exchange Group PLC	1,393,915	91,113,276
Marks & Spencer Group PLC	7,197,534	26,826,185
Meggitt PLC	3,492,056	24,783,370
Melrose Industries PLC	21,838,983	57,567,133
Merlin Entertainments PLC(c)	3,169,417	15,130,691
Micro Focus International PLC	1,606,543	40,584,695
Mondi PLC	1,650,833	36,166,185
National Grid PLC	15,277,927	166,526,630
Next PLC	629,505	47,318,924
NMC Health PLC	467,978	17,216,445
Pearson PLC	3,511,101	38,000,306
Persimmon PLC	1,420,366	41,403,124
Prudential PLC	11,651,634	263,540,492
Reckitt Benckiser Group PLC	3,020,762	244,038,892
RELX PLC	8,851,224	202,969,233
Rio Tinto PLC	5,194,411	302,356,154
Rolls-Royce Holdings PLC	7,604,567	90,670,649
Royal Bank of Scotland Group PLC	21,664,334	67,669,535
Royal Dutch Shell PLC, Class A	20,256,562	646,982,987
Royal Dutch Shell PLC, Class B	16,836,832	540,941,424
Royal Mail PLC	4,002,938	13,192,192
RSA Insurance Group PLC	4,601,999	32,516,729
Sage Group PLC (The)	4,878,513	46,134,525
Schroders PLC	569,221	23,501,199
Segro PLC	4,837,091	42,779,050
Severn Trent PLC	1,062,817	28,209,624
Smith & Nephew PLC	3,919,076	75,640,281
Smiths Group PLC	1,774,333	35,217,090
SSE PLC	4,614,525	68,849,983
St. James’s Place PLC	2,342,361	34,246,339
Standard Chartered PLC	12,637,034	115,319,894
Standard Life Aberdeen PLC	11,247,957	40,896,223
Taylor Wimpey PLC	14,729,399	34,832,396

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Tesco PLC	44,024,040	$143,365,075
Unilever PLC	4,987,271	302,814,642
United Utilities Group PLC	3,065,247	33,118,927
Vodafone Group PLC	120,110,733	222,346,962
Weir Group PLC (The)	1,104,498	23,894,791
Whitbread PLC	819,445	47,644,822
Wm Morrison Supermarkets PLC	10,078,510	28,366,778
WPP PLC	5,672,178	70,721,336

		10,415,521,116

Total Common Stocks — 98.5% (Cost: $60,214,213,095)		62,392,665,911

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	249,192	18,375,941
Fuchs Petrolub SE, Preference Shares, NVS	309,367	13,445,327
Henkel AG & Co. KGaA, Preference Shares, NVS	805,582	81,470,135
Porsche Automobil Holding SE, Preference Shares, NVS	688,332	47,704,246
Sartorius AG, Preference Shares, NVS	157,075	28,728,756
Volkswagen AG, Preference Shares, NVS	834,247	144,953,266

		334,677,671

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	27,012,291	14,073,774

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares(a)(e)	539,924,257	703,872

Total Preferred Stocks — 0.5% (Cost: $384,545,902)		349,455,317

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	359,621,841	$359,765,689
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	16,368,541	16,368,541

		376,134,230

Total Short-Term Investments — 0.6% (Cost: $376,050,461)		376,134,230

Total Investments in Securities — 99.6% (Cost: $60,974,809,458)		63,118,255,458

Other Assets, Less Liabilities — 0.4%		239,333,776

Net Assets — 100.0%		$63,357,589,234

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	293,355,583	66,266,258	359,621,841	$359,765,689	$4,097,349	(a)	$43,061	$7,956
BlackRock Cash Funds: Treasury, SL Agency Shares	19,978,361	(3,609,820)	16,368,541	16,368,541	416,197		—	—

				$376,134,230	$4,513,546		$43,061	$7,956

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	573	06/20/19	$63,561	$1,116,762
Euro STOXX 50 Index	6,183	06/21/19	239,199	11,757,057
FTSE 100 Index	1,453	06/21/19	139,631	3,577,006

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI EAFE ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
TOPIX Index	963	06/13/19	$139,641	$1,232,029

				$17,682,854

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$62,392,665,501	$—	$410	$62,392,665,911
Preferred Stocks	348,751,445	—	703,872	349,455,317
Money Market Funds	376,134,230	—	—	376,134,230

	$63,117,551,176	$—	$704,282	$63,118,255,458

Derivative financial instruments(a)
Assets
Futures Contracts	$17,682,854	$—	$—	$17,682,854

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

10